UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (Unaudited)
March 31, 2007

Seligman Capital Portfolio
	Shares	Value
Common Stocks 98.1%
Aerospace and Defense 4.5%
Goodrich	3,500	$180,180
Precision Castparts	2,100	218,505
Spirit Aerosystems Holdings (Class A)*	2,600	82,810
		481,495
Biotechnology 5.5%
BioMarin Pharmaceutical*	2,700	46,602
Celgene*	3,000	157,380
Cephalon*	1,500	106,815
Cepheid*	9,800	116,424
Genzyme*	900	54,018
MedImmune*	3,150	114,629
		595,868
Capital Markets 1.1%
E*TRADE Financial*	5,800	123,076

Commercial Services and Supplies 0.6%
eTelecare Global Solutions (ADR)*	4,500	68,175

Communications Equipment 4.7%
Comverse Technology*	12,400	265,670
OpNext*	6,900	102,051
Research In Motion*	1,000	136,490
		504,211
Computers and Peripherals 3.3%
Brocade Communications Systems*	8,200	78,064
Palm*	6,000	108,780
Seagate Technology	7,200	167,760
		354,604
Diversified Consumer Services 1.5%
Apollo Group (Class A)*	3,600	158,040

Diversified Financial Services 0.5%
Chicago Mercantile Exchange Holdings (Class A)	100	53,246

Diversified Telecommunication Services 1.5%
Time Warner Telecom (Class A)*	7,800	162,006

Electrical Equipment 1.8%
Thomas & Betts*	3,900	190,398

Electronic Equipment and Instruments 0.7%
Trimble Navigation*	3,000	80,520

Energy Equipment and Services 6.8%
BJ Services	6,700	186,930
Ensco International	2,900	157,760
Grant Prideco*	3,700	184,408
National Oilwell Varco*	1,900	147,801
Weatherford International*	1,200	54,120
		731,019
Food and Staples Retailing 2.2%
Rite Aid*	40,300	232,531

Health Care Equipment and Supplies 5.2%
DENTSPLY International	5,100	167,025
Gen-Probe*	4,600	216,568
Hologic*	1,300	74,932
Northstar Neuroscience*	4,000	51,200
Respironics*	1,300	54,587
		564,312
Health Care Providers and Services 4.4%
Coventry Health Care*	2,000	112,100
Henry Schein*	1,900	104,842
inVentiv Health*	1,400	53,606
Psychiatric Solutions*	1,900	76,589
Quest Diagnostics	2,600	129,662
		476,799
Hotels, Restaurants and Leisure 6.6%
Hilton Hotels	3,000	107,880
Life Time Fitness*	1,600	82,256
Pinnacle Entertainment*	4,300	125,001
WMS Industries*	4,800	188,352
Wynn Resorts*	2,200	208,692
		712,181
Industrial Conglomerates 1.9%
Textron	2,300	206,540

Internet and Catalog Retail 1.9%
NutriSystem*	3,900	204,399

Internet Software and Services 4.7%
Equinix*	1,600	137,008
SAVVIS*	5,900	282,492
VeriSign*	3,600	90,432
		509,932
IT Services 2.6%
Amdocs*	2,400	87,552
Cognizant Technology Solutions (Class A)*	2,200	194,194
		281,746
Life Sciences Tools and Services 1.1%
Waters*	2,000	116,000

Machinery 2.2%
AGCO*	2,700	99,819
ITT	2,200	132,704
		232,523
Media 0.8%
Liberty Global (Class A)*	2,500	82,325

Metals and Mining 2.6%
Century Aluminum*	1,800	84,384
Freeport-McMoRan Copper & Gold (Class B)	2,900	191,951
		276,335
Oil, Gas and Consumable Fuels 1.7%
Noble Energy	3,100	184,915

Pharmaceuticals 2.6%
Adams Respiratory Therapeutics*	1,300	43,719
Allergan	1,400	155,148
Shire (ADR)	1,300	80,470
		279,337
Road and Rail 0.5%
CSX	1,300	52,065

Semiconductors and Semiconductor Equipment 5.4%
Broadcom (Class A)*	3,400	109,038
FormFactor*	3,300	147,675
Integrated Device Technology*	4,300	66,306
Intersil (Class A)*	6,500	172,185
KLA-Tencor	1,500	79,980
		575,184
Software 3.4%
Business Objects (ADR)*	2,200	79,618
Electronic Arts*	2,200	110,792
salesforce.com*	4,000	171,280
		361,690
Specialty Retail 7.1%
Coldwater Creek*	5,500	111,540
GameStop (Class A)*	7,000	227,990
OfficeMax	2,700	142,398
Urban Outfitters*	10,400	275,704
		757,632
Textiles, Apparel and Luxury Goods 4.0%
Coach*	2,900	145,145
Iconix Brand Group*	14,000	285,600
		430,745
Wireless Telecommunication Services 4.7%
American Tower (Class A)*	4,200	163,590
NII Holdings*	4,600	341,228
		504,818
Total Investments 98.1%		10,544,667

Other Assets Less Liabilities 1.9%		199,416

Net Assets 100.0%		$10,744,083

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
U.S. Government and Government Agency Securities 62.3%
U.S. Government Securities 37.4%
US Treasury Bills:
5.03%, 4/5/2007	5.10%	$1,000,000	$999,319
5.073%, 4/12/2007	5.14	1,000,000	998,348
5.22%, 4/19/2007	5.29	700,000	698,103
5.141%, 5/10/2007	5.21	1,000,000	994,442
5.051%, 5/17/2007	5.12	500,000	496,785
			4,186,997
Government Agency Securities 24.9%
Federal Home Loan Bank 5.25%, 4/11/2007	5.32	1,000,000	998,436
Freddie Mac:
5.252%, 4/23/2007	5.32	800,000	797,380
5.262%, 4/27/2007	5.34	1,000,000	996,153
			2,791,969
Total U.S. Government and Government Agency Securities			6,978,966

Commercial Paper 15.5%
AIG Funding 5.243%, 7/5/2007	5.32	570,000	562,157
American Express Credit 5.29%, 4/25/2007	5.36	590,000	587,861
General Electric Capital 5.288%, 7/27/2007	5.36	590,000	582,529
			1,732,547

Fixed Time Deposits 14.9%
BNP Paribas, Grand Cayman, 5.32%, 4/3/2007	5.39	558,000	558,000
Citibank, Nassau 5.19%, 4/2/2007	5.26	558,000	558,000
Rabobank Nederland, Grand Cayman 5.23%, 4/2/2007	5.30	558,000	558,000
			1,674,000

Repurchase Agreement 7.5%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $845,327, collateralized by: $870,000 US Treasury Notes 4.375%, 1/31/2008, with a fair value of $871,088	4.71	845,000	845,000
Total Investments 100.2%			11,230,513

Other Assets Less Liabilities (0.2)%			(24,412)

Net Assets 100.0%			$11,206,101

Seligman Common Stock Portfolio

	Shares, Warrants, Shares Subject to Call/Put or Principal Amount		Value
Common Stocks 87.4%
Aerospace and Defense 2.5%
Boeing	1,000	shs.	$88,910
General Dynamics	300		22,920
Honeywell International	1,600		73,696
			185,526
Air Freight and Logistics 0.6%
FedEx	300		32,229
TNT (ADR)	200		9,210
			41,439
Airlines 0.2%
JetBlue Airways*	1,500		17,265

Biotechnology 3.1%
Amgen*	1,200		67,056
Genentech*	700		57,484
MedImmune*	1,200		43,668
Pharmion*	2,343		61,597
			229,805
Capital Markets 1.3%
Goldman Sachs Group	200		41,326
Merrill Lynch	700		57,169
			98,495
Chemicals 0.7%
E. I. du Pont de Nemours	1,100		54,373

Commercial Banks 2.4%
Wachovia	3,140		172,857

Commercial Services and Supplies 1.0%
Waste Management	2,200		75,702

Communications Equipment 5.8%
Alcatel-Lucent (ADR)*	7,272		85,955
Alcatel-Lucent (exercise price of $2.75, expiring 12/17/2007)*	39,071	wts.	3,907
Cisco Systems*	1,470	shs.	37,529
Comverse Technology*	6,500		139,263
Motorola	4,300		75,981
QUALCOMM	1,800		76,788
			419,423
Computers and Peripherals 4.4%
Apple*	500		46,455
Hewlett-Packard	1,600		64,224
International Business Machines	620		58,441
Palm*	3,500		63,455
SanDisk*	500		21,900
Seagate Technology	3,000		69,900
			324,375
Consumer Finance 2.6%
American Express	600		33,840
Capital One Financial	2,059		155,372
			189,212
Containers and Packaging 1.4%
Packaging Corp. of America	1,000		24,400
Smurfit-Stone Container*	6,900		77,694
			102,094
Diversified Consumer Services 1.3%
Apollo Group (Class A)*	2,200		96,580

Diversified Financial Services 5.5%
Bank of America	2,940		149,999
Citigroup	1,760		90,358
JPMorgan Chase	3,240		156,751
			397,108
Diversified Telecommunication Services 1.2%
Citizens Communications	2,300		34,385
Windstream	3,700		54,353
			88,738
Energy Equipment and Services 2.2%
Halliburton	1,900		60,306
Tidewater	1,000		58,580
Weatherford International*	900		40,591
			159,477
Food and Staples Retailing 3.9%
Costco Wholesale	1,000		53,840
CVS Caremark	3,200		109,248
Rite Aid*	20,900		120,593
			283,681
Food Products 1.2%
Archer-Daniels-Midland	1,100		40,370
Hershey	800		43,728
			84,098
Health Care Equipment and Supplies 1.4%
Boston Scientific*	3,600		52,344
Medtronic	1,000		49,060
			101,404
Health Care Providers and Services 2.2%
Aetna	1,300		56,927
WellPoint*	1,300		105,430
			162,357
Hotels, Restaurants and Leisure 1.0%
Las Vegas Sands*	400		34,644
Starbucks*	1,200		37,632
			72,276
Industrial Conglomerates 4.3%
3M	1,200		91,716
General Electric	6,310		223,122
			314,838
Insurance 2.7%
American International Group	1,700		114,274
Hartford Financial Services Group	900		86,022
			200,296
Internet Software and Services 1.1%
Google (Class A)*	125		57,270
Yahoo!*	700		21,903
			79,173
IT Services 0.8%
Amdocs*	1,600		58,368

Machinery 0.8%
Caterpillar	900		60,327

Media 1.2%
Time Warner	4,390		86,571

Metals and Mining 2.5%
Alcoa	1,600		54,240
Barrick Gold	1,700		48,535
Freeport-McMoRan Copper & Gold (Class B)	1,200		79,428
			182,203
Oil, Gas and Consumable Fuels 6.3%
Chevron	500		36,980
ConocoPhillips	1,300		88,855
El Paso	5,600		81,032
Exxon Mobil	2,450		184,852
Murphy Oil	1,240		66,216
			457,935
Personal Products 0.8%
Herbalife*	1,500		58,785

Pharmaceuticals 5.0%
Bristol-Meyers Squibb	2,700		74,952
Pfizer	5,800		146,508
Schering-Plough	1,200		30,612
Wyeth	2,170		108,565
			360,637
Road and Rail 1.0%
Avis Budget Group*	2,650		72,398

Semiconductors and Semiconductor Equipment 1.4%
Broadcom (Class A)*	900		28,863
KLA-Tencor	800		42,656
Texas Instruments	1,000		30,100
			101,619
Software 4.0%
Adobe Systems*	900		37,530
BEA Systems*	3,700		42,883
Business Objects (ADR)*	1,100		39,809
Electronic Arts*	1,100		55,396
Microsoft	4,270		119,005
			294,623
Specialty Retail 3.8%
Best Buy	1,900		92,568
Foot Locker	4,400		103,620
Urban Outfitters*	3,100		82,181
			278,369
Thrifts and Mortgage Finance 1.4%
Countrywide Financial	800		26,912
Washington Mutual	1,800		72,684
			99,596
Tobacco 3.5%
Altria Group	3,070		256,425

Wireless Telecommunication Services 0.9%
Sprint Nextel	3,500		66,360

Total Common Stocks			6,384,808

Options Purchased* 3.3%
Beverages 0.1%
Coca-Cola Enterprises, Call expiring January 2008 at $15	1,400	shs.	$7,980

Capital Markets 0.1%
Bear Stearns, Call expiring January 2008 at $150	300		5,280

Communications Equipment 0.4%
Comverse Technology, Call expiring January 2008 at $20	5,800		21,750
QUALCOMM, Call expiring January 2009 at $40	1,000		10,140
			31,890
Computers and Peripherals 0.3%
Dell, Call expiring January 2008 at $25	1,300		2,444
Palm, Call expiring January 2008 at $17.50	5,600		14,000
Seagate Technology, Call expiring January 2008 at $17.50	400		2,680
			19,124
Consumer Finance 0.1%
Capital One Financial, Call expiring January 2008 at $80	1,500		9,450

Energy Equipment and Services 0.1%
Oil Service Holders Trust, Call expiring January 2008 at $140	500		9,990

Food Products 0.1%
Kraft Foods, Put expiring June 2007 at $35	1,500		5,400

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	3,600		5,580

Health Care Providers and Services 0.1%
Aetna, Call expiring January 2008 at $42.50	1,000		5,600

Internet Software and Services 0.2%
Yahoo!, Call expiring January 2009 at $30	2,200		14,916

Machinery 0.1%
Caterpillar, Call expiring January 2009 at $80	1,300		7,150

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $35	1,300		3,835

Oil, Gas and Consumable Fuels 0.1%
Murphy Oil, Call expiring January 2008 at $50	700		5,320

Paper and Forest Products 0.1%
International Paper, Call expiring January 2009 at $40	1,500		4,800

Pharmaceuticals 0.2%
Bristol-Myers Squibb, Call expiring September 2007 at $27.50	7,000		13,650

Semiconductors and Semiconductor Equipment 0.1%
Intel, Call expiring January 2009 at $20	1,400		3,836
Marvell Technology Group, Call expiring January 2009 at $20	1,300		4,030
Maxim Integrated Products, Call expiring January 2008 at $35	1,100		1,760
			9,626
Software 0.0%
Business Objects, Call expiring April 2007 at $40	900		180

Specialty Retail 0.1%
Foot Locker, Call expiring January, 2008 at $25	2,200		3,850

Thrifts and Mortgage Finance 0.1%
Countrywide Financial:
Call expiring January 2008 at $37.50	900		3,195
Call expiring January 2009 at $37.50	100		570
			3,765
Tobacco 0.6%
Altria Group:
Call expiring January 2008 at $80	1,800		20,340
Call expiring January 2008 at $85	3,200		24,640
			44,980
Wireless Telecommunication Services 0.2%
Sprint Nextel, Call expiring January 2009 at $20	4,300		12,685

Total Options Purchased*			225,051

Short-Term Holdings 9.6%
Equity-Linked Notes† øø 9.1%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	$38,165		39,139
34.90%, 8/23/2007(1)(b)	54,000		51,147
30.10%, 9/5/2007(1)(c)	27,000		25,471
Goldman Sachs:
8.25%, 7/27/2007(1)(d)	34,999		39,700
13.75%, 8/2/2007(1)(e)	26,043		25,062
33%, 8/6/2007(1)(f)	53,700		53,104
34.80%, 8/9/2007(1)(g)	49,400		48,190
30.80%, 9/4/2007(1)(h)	53,900		50,623
9.8%, 9/27/2007(1)(i)	35,342		36,107
Merrill Lynch 30%, 10/3/2007(1)(j)	37,000		35,085
Morgan Stanley:
8.08%, 5/1/2007(1)(d)	38,456		44,828
31.90%, 8/23/2007(2)(a)	54,000		49,751
10.25%, 8/25/2007(1)(k)	56,264		62,635
30%, 8/31/2007(1)(l)	54,000		50,019
35.30%, 9/6/2007(2)(b)	27,000		24,802
30.35%, 9/6/2007(2)(c)	27,000		24,852
			660,515
US Government Securities 0.3%
US Treasury Notes 3.625%, 4/30/2007	20,000		19,977

Repurchase Agreement 0.2%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $15,006, collateralized by: $20,000 US Treasury Notes 4.375%,
1/31/2008, with a fair value of $20,025	15,000		15,000

Total Short-Term Holdings			695,492

Total Investments 100.3%			7,305,351

Other Assets Less Liabilities (0.3)%			(20,848)

Net Assets 100.0%			$7,284,503

	Shares Subject to Call	Value
Options Written* 0.0%
(Premium received $696)
Las Vegas Sands,
expiring April 2007 at $90	200	$(1,000)

Seligman Communications and Information Portfolio

	Shares or Prin. Amt.		Value
Common Stocks 98.0%
Advertising 0.5%
Focus Media Holding (ADR)*	3,600	shs.	$282,456

Alternative Carriers 0.5%
Time Warner Telecom (Class A)*	14,600		303,242

Application Software 3.0%
Business Objects (ADR)*	33,600		1,215,984
Parametric Technology*	23,300		444,797
			1,660,781
Communications Equipment 9.8%
Cisco Systems*	42,300		1,079,919
Corning*	39,000		886,860
Juniper Networks*	22,400		440,832
QUALCOMM	58,700		2,504,142
Telefonaktiebolaget LM Ericsson (ADR)	15,300		567,477
			5,479,230
Computer Hardware 5.4%
Apple*	13,100		1,217,121
Hewlett-Packard	31,800		1,276,452
International Business Machines	6,000		565,560
			3,059,133
Computer Storage and Peripherals 10.1%
Electronics for Imaging*	55,000		1,289,750
EMC*	89,200		1,235,420
Innolux Display*	112,000		264,684
Komag*	12,300		402,579
Logitech International*	7,800		217,092
Network Appliance*	7,500		273,900
Seagate Technology	84,900		1,978,170
			5,661,595
Electrical Components and Equipment 0.5%
Suntech Power Holdings*	7,900		273,419

Electronic Equipment Manufacturers 0.9%
Orbotech*	23,900		526,517

Electronic Manufacturing Services 0.7%
HON HAI Precision Industry	60,000		402,539

Health Care Equipment 2.1%
American Medical Systems Holdings*	10,600		224,402
C.R. Bard	8,000		636,080
Gen-Probe*	2,700		127,116
Medtronic	3,800		186,428
			1,174,026
Human Resources and Employment Services 0.4%
Monster Worldwide*	5,300		251,061

Integrated Telecommunication Services 0.5%
AT&T	7,600		299,668

Internet Software and Other Services 18.1%
Digital River*	20,700		1,143,675
Google (Class A)*	900		412,344
McAfee*	122,700		3,568,116
Symantec*	63,383		1,096,526
VeriSign*	93,800		2,356,256
Yahoo!*	50,000		1,564,500
			10,141,417
IT Consulting and Services 7.1%
Amdocs*	74,300		2,710,464
Satyam Computer Services	61,410		668,646
Tata Consultancy Services	20,350		582,608
			3,961,718
Life Sciences Tools and Services 1.9%
Charles River Laboratories International*	2,600		120,276
Invitrogen*	3,500		222,775
PerkinElmer	30,500		738,710
			1,081,761
Semiconductor Equipment 11.6%
ASML Holding (NY shares)*	35,200		871,199
Cymer*	40,900		1,699,395
KLA-Tencor	47,700		2,543,364
Lam Research*	22,300		1,055,682
Varian Semiconductor Equipment Associates*	5,800		309,604
			6,479,244
Semiconductors 4.3%
Advanced Semiconductor Engineering*	157,000		186,227
Broadcom (Class A)*	8,200		262,974
Integrated Device Technology*	14,600		225,132
Microsemi*	20,100		418,281
Monolithic Power Systems*	22,300		287,670
ON Semiconductor*	62,700		559,284
Rambus*	3,600		76,500
Silicon Laboratories*	3,100		92,752
Xilinx	10,800		277,884
			2,386,704
Systems Software 8.2%
BMC Software (Class A)*	46,800		1,440,972
CA	6,200		160,642
Check Point Software Technologies*	35,700		795,396
Citrix Systems*	35,800		1,146,674
Oracle*	31,900		578,347
Red Hat*	20,800		476,944
			4,598,975
Technical Software 9.5%
Cadence Design Systems*	92,100		1,939,626
Synopsys*	129,900		3,407,277
			5,346,903
Technology Distributors 1.1%
Arrow Electronics*	15,900		600,225

Wireless Telecommunication Services 1.8%
NII Holdings*	13,300		986,594

Total Common Stocks			54,957,208

Repurchase Agreement 0.2%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $110,043, collateralized by: $115,000
US Treasury Notes 4.375%, 1/31/2008, with a fair value of $115,144	$110,000		110,000

Total Investments 98.2%			55,067,208

Other Assets Less Liabilities 1.8%			1,010,243

Net Assets 100.0%			$56,077,451

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 99.5%
Cayman Islands 1.0%
Focus Media Holding (ADR)* (Advertising)	600	$47,076
Suntech Power Holdings* (Electrical Components and Equipment)	1,200	41,532
		88,608
China 0.5%
Tencent Holdings (Internet Software and Services)	14,000	45,417

Finland 0.6%
Nokia (ADR) (Communications Equipment)	2,100	48,132

France 2.1%
Business Objects (ADR)* (Application Software)	5,000	180,950

Germany 1.3%
Infineon Technologies* (Semiconductors)	3,000	46,585
Qimonda (ADR)* (Semiconductors)	4,500	64,620
		111,205
India 4.9%
Hexaware Technologies (IT Consulting and Other Services)	17,450	66,385
Rolta India (IT Consulting and Other Services)	4,900	37,001
Rolta India (GDR) (IT Consulting and Other Services)	2,447	18,573
Rolta India (GDR)† (IT Consulting and Other Services)	12,300	93,357
Satyam Computer Services (IT Consulting and Other Services)	8,780	94,793
Subex Azure (Application Software)	1,600	20,869
Tata Consultancy Services (IT Consulting and Other Services)	3,100	87,654
		418,632
Israel 2.0%
Check Point Software Technologies* (Systems Software)	4,800	106,944
Orbotech* (Electronic Equipment Manufacturers)	2,800	61,684
		168,628
Japan 3.9%
Canon (Office Electronics)	1,800	96,563
Keyence (Electronic Equipment Manufacturers)	200	45,195
Murata Manufacturing (Electronic Equipment Manufacturers)	1,300	94,226
Sony (Consumer Electronics)	600	30,311
Tokyo Electron (Semiconductor Equipment)	1,000	69,838
		336,133
Netherlands 1.6%
ASML Holding (NY shares)* (Semiconductor Equipment)	5,400	133,649

South Korea 1.0%
Daum Communications* (Internet Software and Services)	360	24,071
Hynix Semiconductor* (Semiconductors)	1,830	62,925
		86,996
Sweden 1.0%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	2,400	89,016

Switzerland 0.8%
Logitech International* (Computer Storage and Peripherals)	2,400	66,774

Taiwan 4.5%
Acer (Computer Hardware)	35,000	66,846
Advanced Semiconductor Engineering (Semiconductors)	27,000	32,081
Innolux Display* (Computer Storage and Peripherals)	17,000	40,095
HON HAI Precision Industry (Electronic Manufacturing Services)	18,723	125,363
Sonix Technology (Semiconductors)	18,000	51,076
Unimicron Technology (Electronic Equipment Manufacturers)	52,000	66,901
		382,362
United States 74.3%
Amdocs* (IT Consulting and Other Services)	8,100	295,488
American Medical Systems Holdings* (Health Care Equipment)	2,100	44,457
Apple* (Computer Hardware)	2,000	185,820
Arrow Electronics (Technology Distributors)	1,900	71,725
AT&T (Integrated Telecommunication Services)	1,200	47,316
BMC Software (Class A)* (Systems Software)	6,600	203,214
Broadcom (Class A)* (Semiconductors)	1,300	41,691
CA (Systems Software)	1,100	28,501
Cadence Design Systems* (Technical Software)	8,000	168,480
Cisco Systems* (Communications Equipment)	6,600	168,498
Citrix Systems* (Systems Software)	5,000	160,150
Corning* (Communications Equipment)	6,100	138,714
Cymer* (Semiconductor Equipment)	3,900	162,045
Digital River* (Internet Software and Services)	3,200	176,800
Electronics for Imaging* (Computer Storage and Peripherals)	3,400	79,730
EMC* (Computer Storage and Peripherals)	13,900	192,515
eTelecare Global Solutions (ADR)* (Diversified Commercial and Professional)	3,800	57,570
Google (Class A)* (Internet Software and Services)	100	45,816
Hewlett-Packard (Computer Hardware)	4,900	196,686
Integrated Device Technology* (Semiconductors)	2,300	35,466
Juniper Networks* (Communications Equipment)	3,500	68,880
KLA-Tencor (Semiconductor Equipment)	7,300	389,236
Komag* (Computer Storage and Peripherals)	1,700	55,641
Lam Research* (Semiconductor Equipment)	3,400	160,956
McAfee* (Internet Software and Services)	15,700	456,556
Microsemi* (Semiconductors)	3,100	64,511
Monster Worldwide* (Human Resources and Employment Services)	800	37,896
MSC.Software* (Application Software)	2,382	32,752
Network Appliance* (Computer Storage and Peripherals)	1,200	43,824
NII Holding (Wireless Telecommunication Services)	2,100	155,778
ON Semiconductor* (Semiconductors)	9,600	85,632
Oracle* (Systems Software)	4,900	88,837
Parametric Technology* (Application Software)	3,600	68,724
PerkinElmer (Life Sciences Tools and Services)	2,600	62,972
QUALCOMM (Communications Equipment)	8,200	349,812
Rambus* (Semiconductors)	600	12,750
Red Hat* (Systems Software)	2,900	66,497
RightNow Communications* (IT Consulting and Other Services)	5,600	91,728
Seagate Technology (Computer Storage and Peripherals)	13,000	302,900
Silicon Laboratories* (Semiconductors)	500	14,960
Sun Microsystems* (Computer Hardware)	10,800	64,908
Symantec* (Internet Software and Services)	6,176	106,845
Synopsys* (Technical Software)	12,500	327,875
Time Warner Telecom (Class A)* (Alternative Carriers)	2,400	49,848
Varian Semiconductor Equipment Associates* (Semiconductor Equipment)	900	48,042
VeriSign* (Internet Software and Services)	14,100	354,192
Xilinx (Semiconductors)	1,700	43,741
Yahoo!* (Internet Software and Services)	7,700	240,933
		6,347,908

Total Investments 99.5%		8,504,410

Other Assets Less Liabilities 0.5%		45,024

Net Assets 100.0%		$8,549,434

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 99.8%
Australia 1.1%
Aristocrat Leisure (Hotels, Restaurants and Leisure)	1,800	$23,856
Brambles* (Commercial Services and Supplies)	2,107	23,227
		47,083
Austria 0.7%
Erste Bank Der Oesterreichischen Sparkassen (Commercial Banks)	403	31,316

Belgium 0.9%
KBC Groep (Commercial Banks)	292	36,381

Brazil 1.2%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	1,400	51,786

Canada 6.5%
Cameco (Oil, Gas and Consumable Fuels)	1,200	49,128
Potash Corp. of Saskatchewan (Chemicals)	200	31,986
Research In Motion* (Communications Equipment)	700	95,543
Rogers Communications (Class B) (Media)	1,400	45,826
SNC-Lavalin Group (Construction and Engineering)	1,281	36,682
Suncor Energy (Oil, Gas and Consumable Fuels)	200	15,219
		274,384
China 1.5%
Ctrip.com International (ADR) (Hotels, Restaurants and Leisure)	500	33,493
Focus Media Holding (ADR)* (Media)	400	31,384
		64,877
Denmark 1.3%
Vestas Wind Systems (Electrical Equipment)	1,000	55,747

Finland 1.1%
Nokia (Communications Equipment)	2,090	47,950

France 10.6%
Accor (Hotels, Restaurants and Leisure)	917	87,810
Alstom* (Electrical Equipment)	357	46,439
Essilor International (Health Care Equipment and Supplies)	192	22,081
Iliad (Diversified Telecommunication Services)	571	59,597
Safran* (Aerospace and Defense)	946	23,119
Unibail (Real Estate Investment Trusts)	254	77,139
Veolia Environment (Multi-Utilities)	1,763	130,950
		447,135
Germany 19.2%
BASF (Chemicals)	492	55,422
Continental (Auto Components)	354	45,672
DaimlerChrysler (Automobiles)	1,005	82,219
Deutsche Boerse (Diversified Financial Services)	321	73,536
Fresenius Medical (Health Care Providers and Services)	601	87,563
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	5,741	89,149
KarstadtQuelle* (Multiline Retail)	2,749	101,390
MAN (Machinery)	187	21,763
Salzgitter (Metals and Mining)	542	79,246
Siemens (Industrial Conglomerates)	392	41,937
Volkswagon (Automobiles)	363	54,437
Wacker Chemie* (Chemicals)	441	76,367
		808,701
Hong Kong 1.3%
Shun Tak Holdings (Real Estate Management and Development)	40,000	53,289

Ireland 3.1%
Elan (ADR)* (Pharmaceuticals)	4,500	59,805
Ryanair Holdings (ADR)* (Airlines)	1,600	71,664
		131,469
Japan 11.8%
Aeon (Food and Staples Retailing)	1,500	29,745
Eisai (Pharmaceuticals)	300	14,334
Japan Tobacco (Tobacco)	15	73,321
Nintendo (Software)	200	58,009
Nomura Holdings (Capital Markets)	600	12,439
ORIX (Consumer Finance)	100	26,006
Rakuten (Internet and Catalog Retail)	167	79,795
SoftBank* (Internet Software and Services)	3,100	78,952
Sumitomo Mitsui Financial Group (Commercial Banks)	1	9,073
Sumitomo Realty & Development (Real Estate Management and Development)	2,000	75,741
Suzuki Motor (Automobiles)	500	12,896
Yamada Denki (Specialty Retail)	300	27,896
		498,207
Mexico 0.8%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	500	23,895
Fomento Economico Mexicano (ADR) (Beverages)	100	11,039
		34,934
Netherlands 5.6%
ASML Holding* (Semiconductors and Semiconductor Equipment)	2,673	66,187
Philips Electronics (Household Durables)	679	25,990
Royal Numico* (Food Products)	1,614	83,080
Unilever (Food Products)	2,081	60,714
		235,971
Russia 0.2%
OAO Gazprom (ADR)† (Energy Equipment and Services)	200	8,359

South Korea 1.6%
Hana Financial Group (Commercial Banks)	90	4,664
LG Electronics (Household Durables)	932	63,521
		68,185
Spain 0.2%
Gamesa Corporacion Tecnologica (Electrical Equipment)	201	7,303

Sweden 1.3%
Alfa Laval (Machinery)	200	10,387
Sandvik (Machinery)	2,400	42,768
		53,155
Switzerland 10.4%
ABB* (Electrical Equipment)	1,280	21,974
Julius Baer Holding (Capital Markets)	490	66,995
Credit Suisse Group (Commercial Banks)	384	27,605
Logitech International* (Computers and Peripherals)	1,409	39,201
Nestle (Food Products)	300	116,635
Nobel Biocare Holding (Health Care Equipment and Supplies)	200	73,019
Swatch Group (Textiles, Apparel and Luxury Goods)	884	47,322
Xstrata (Metals and Mining)	883	45,157
		437,908
Taiwan 0.6%
HON HAI Precision Industry (Electronic Equipment and Instruments)	3,400	22,765

United Kingdom 18.8%
Admiral Group (Insurance)	667	15,105
Amvescap (Capital Markets)	7,546	83,343
ARM Holdings (Semiconductors and Semiconductor Equipment)	18,872	49,860
Boots Group (Food and Staples Retailing)	1,677	33,911
Carphone Warehouse Group (Specialty Retail)	9,001	49,177
Kesa Electricals (Specialty Retail)	8,909	59,582
Kingfisher (Specialty Retail)	739	4,054
Man Group (Capital Markets)	8,495	92,974
Michael Page International (Commercial Services and Supplies)	1,683	17,760
Reckitt Benckiser (Household Products)	1,991	103,759
Rolls-Royce Group (Aerospace and Defense)	5,904	57,505
Smith & Nephew (Health Care Equipment and Supplies)	5,629	71,441
Tesco (Food and Staples Retailing)	17,686	154,769
		793,240
Total Common Stocks		4,210,145

Preferred Stocks 0.0%
United Kingdom 0.0%
Rolls-Royce Group (Class B)* (Aerospace and Defense)	349,516	550

Total Investments 99.8%		4,210,695

Other Assets Less Liabilities 0.2%		9,131

Net Assets 100.0%		$4,219,826

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount		Value
US Government and Government Agency Securities 49.1%
US Government Securities 24.4%
US Treasury Bonds:
8.125%, 8/15/2021	$15,000		$19,966
5.375%, 2/15/2031	80,000		85,313
4.5%, 2/15/2036	55,000		51,872
US Treasury Inflation-Protected Securities 2.375%, 1/15/2017	10,035		10,187
US Treasury Notes:
4.75%, 2/28/2009	15,000		15,040
4.75%, 2/15/2010	25,000		25,150
4.75%, 1/31/2012	135,000		136,218
4.625%, 2/29/2012	20,000		20,081
4.25%, 8/15/2013	50,000		49,162
4.25%, 11/15/2014	15,000		14,648
4.625%, 2/15/2017	60,000		59,897
			487,534
Government Agency Securitiesø 10.2%
Fannie Mae:
5.4%, 4/13/2009	75,000	‡	75,001
5.5%, 10/15/2011	30,000		30,210
Freddie Mac:
4.5%, 7/15/2013	20,000		19,595
5.2%, 3/5/2019	80,000		78,611
			203,417
Government Agency Mortgage-Backed Securities††ø 14.5%
Fannie Mae:
7%, 7/1/2008	2,891		2,914
7%, 2/1/2012	1,976		1,991
8.5%, 9/1/2015	3,097		3,308
6.5%, 5/1/2017	13,126		13,450
5.5%, 2/1/2018	21,547		21,652
4.5%, 12/1/2020#	21,531		20,880
5.45%, 8/25/2035#	30,000		29,902
5.5%, 10/1/2035	24,873		24,646
5.352%, 4/1/2036#	24,278		24,345
6%, 8/1/2036#	28,214		28,637
6.111%, 8/1/2036#	37,776		38,484
6%, 9/1/2036	24,425		24,615
5.5%, TBA 4/2007	10,000		9,897
Freddie Mac Gold:
6%, 11/1/2010	3,711		3,767
8%, 12/1/2023	2,686		2,835
6.182%, 8/1/2036#	22,595		22,941
5%, TBA 4/2007	15,000		14,794
			289,058

Total US Government and Government Agency Securities			980,009

Corporate Bonds 42.8%
Aerospace and Defense 0.7%
Honeywell International 5.3%, 3/15/2017	15,000		14,857

Air Freight and Logistics 1.5%
FedEx 5.5%, 8/15/2009	30,000		30,246

Automobiles 1.0%
DaimlerChrysler North America 4.875%, 6/15/2010	20,000		19,812

Beverages 0.8%
Anheuser-Busch 5.6%, 3/1/2017	15,000		15,129

Capital Markets 2.6%
Ameriprise Financial 7.518%, 6/1/2066#	15,000		16,217
Bear Stearns 5.35%, 2/1/2012	10,000		10,030
Lehman Brothers Holdings 5.75%, 5/17/2013	25,000		25,573
			51,820
Chemicals 1.0%
Praxair 5.375%, 11/1/2016	20,000		20,073

Commercial Banks 2.8%
Corporacion Andina de Fomento 5.75%, 1/12/2017	15,000		15,099
KeyCorp 5.528%, 6/2/2008#	20,000	‡	20,053
Suntrust Preferred Capital I 5.853%, Perpetual##	10,000		10,150
Wachovia 5.7%, 8/1/2013	10,000		10,285
			55,587
Commercial Services and Supplies 0.3%
Cintas Corporation No. 2 6.15%, 8/15/2036	5,000		5,057

Computers and Peripherals 0.5%
Hewlett-Packard 5.4%, 3/1/2017	10,000		9,958

Consumer Finance 1.6%
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000		30,212

Diversified Financial Services 1.2%
CIT Group:
5.415%, 3/12/2009#	15,000	‡	14,993
5.65%, 2/13/2017	10,000		9,896
			24,889
Diversified Telecommunication Services 3.5%
AT&T 5.456%, 2/5/2010#	20,000		20,028
BellSouth 5.2%, 9/15/2014	20,000		19,691
Southern 5.3%, 1/15/2012	25,000		25,193
Sprint Capital 8.75%, 3/15/2032	5,000		5,914
			70,826
Electric Utilities 3.5%
CenterPoint Energy 5.95%, 2/1/2017	20,000		20,035
FPL Group Capital 6.35%, 10/1/2066#	10,000		10,096
Indiana Michigan Power 6.05%, 03/15/2037	15,000		14,824
MidAmerican Energy Holdings 6.125%, 4/1/2036	15,000		15,018
Pacific Gas & Electric 5.8%, 3/1/2037	10,000		9,674
			69,647
Food and Staples Retailing 0.8%
Costco Wholesale 5.3%, 3/15/2012	15,000		15,125

Industrial Conglomerates 1.0%
General Electric Capital 5.375%, 10/20/2016	20,000		20,012
Insurance 1.2%
CIGNA 5.375%, 3/15/2017	10,000		9,851
Hartford Financial Services Group 5.375%, 3/15/2017	15,000		14,847
			24,698
Media 1.0%
Comcast 6.45%, 3/15/2037	10,000		10,045
Time Warner 6.5%, 11/15/2036	10,000		10,004
			20,049
Metals and Mining 1.0%
Vale Overseas 6.25%, 1/23/2017	20,000		20,479

Multi-Utilities 0.7%
Dominion Resources 5.6%, 11/15/2016	15,000		14,949

Oil, Gas and Consumable Fuels 5.0%
Amerada Hess 7.125%, 3/15/2033	10,000		10,851
Canadian National Resources:
5.7%, 5/15/2017	20,000		19,945
6.5%, 2/15/2037	10,000		10,177
Pemex Project Funding 8%**, 11/15/2011	40,000		44,300
Plains All American Pipeline 6.65%, 1/15/2037†	15,000		15,299
			100,572
Pharmaceuticals 0.5%
Wyeth 5.95%, 4/1/2037	10,000		9,882

Real Estate Investment Trusts 4.3%
BRE Properties 5.5%, 3/15/2017	10,000		9,922
Health Care Properties 6%, 1/30/2017	15,000		15,077
iStar Financial:
5.5%, 6/15/2012	20,000		19,931
5.95%, 10/15/2013	15,000		15,203
Prologis Trust 5.625%, 11/15/2016	15,000		15,141
Simon Property Group 5.25%, 12/1/2016	10,000		9,803
			85,077
Real Estate Management and Development 0.8%
AMB Property 5.9%, 8/15/2013	15,000		15,400

Thrifts and Mortgage Finance 3.7%
Countrywide Home Loans 5.625%, 7/15/2009	40,000		40,197
Residential Capital:
5.84%, 6/9/2008#	25,000	‡	24,756
6.375%, 6/30/2010	10,000		10,005
			74,958
Trading Companies and Distributors 0.8%
GATX Financial 5.5%, 2/15/2012	15,000		15,045

Wireless Telecommunication Services 1.0%
Vodafone Group 5.625%, 2/27/2017	20,000		19,864

Total Corporate Bonds			854,223

Collateralized Mortgage Obligations†† 4.5%
Bank of America Mortgage Securities 3.664%, 7/25/2034#	16,182		16,126
Indymac Index Mortgage Loan Trust 6.2%, 3/25/2036#	37,409		38,117
Wells Fargo 4.734%, 7/25/2034#	35,298		34,586

Total Collateralized Mortgage Obligations			88,829

Asset-Backed Securities†† 3.3%
Centex Home Equity 7.37%, 12/25/2032#	25,839	‡	25,879
Structured Asset Securities 4.04%**, 6/25/2033	42,178		40,902

Total Asset-Backed Securities			66,781

Repurchase Agreement 1.2%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $25,010, collateralized by: $30,000 US Treasury Notes 4.375%, 1/31/2008, with a fair value of $30,038	25,000		25,000

Total Investments 100.9%			2,014,842

Other Assets Less Liabilities (0.9)%			(17,755)

Net Assets 100.0%			$1,997,087

Seligman Large-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 98.7%
Aerospace and Defense 6.1%
Honeywell International	3,000	shs.	$138,180
United Technologies	2,000		130,000
			268,180
Capital Markets 3.2%
Bank of New York	3,500		141,925

Chemicals 8.4%
E. I. du Pont de Nemours	2,600		128,518
Praxair	2,200		138,512
Rohm and Haas	2,000		103,440
			370,470
Commercial Banks 3.2%
U.S. Bancorp	4,000		139,880

Communications Equipment 5.9%
Juniper Networks*	7,000		137,760
Motorola	7,000		123,690
			261,450
Diversified Financial Services 5.8%
Bank of America	2,700		137,754
JPMorgan Chase	2,500		120,950
			258,704
Food and Staples Retailing 3.3%
Costco Wholesale	2,700		145,368

Food Products 2.1%
Tyson Foods (Class A)	4,900		95,109

Health Care Equipment and Supplies 8.1%
Baxter International	2,800		147,476
Boston Scientific*	5,500		79,970
Medtronic	2,700		132,462
			359,908
Independent Power Producers and Energy Traders 3.2%
AES*	6,500		139,880

Industrial Conglomerates 3.2%
General Electric	4,000		141,440

Insurance 9.7%
Prudential Financial	1,500		135,390
Travelers Companies	2,700		139,779
UnumProvident	6,700		154,301
			429,470
Machinery 3.0%
Caterpillar	2,000		134,060

Multiline Retail 3.3%
J.C. Penney	1,800		147,888

Oil, Gas and Consumable Fuels 12.1%
Chevron	1,700		125,732
Marathon Oil	1,400		138,362
Valero Energy	2,000		128,980
Williams Companies	5,000		142,300
			535,374
Pharmaceuticals 2.8%
Wyeth	2,500		125,075

Road and Rail 6.8%
CSX	4,000		160,200
Union Pacific	1,400		142,170
			302,370
Specialty Retail 2.5%
The Gap	6,300		108,423

Thrifts and Mortgage Finance 2.8%
Washington Mutual	3,100		125,178

Tobacco 3.2%
Altria Group	1,600		140,496

Total Common Stocks			4,370,648

Repurchase Agreement 1.5%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $67,026, collateralized by: $70,000 US Treasury Notes 4.375%, 1/31/2008, with a fair value of $70,088	$67,000		67,000

Total Investments 100.2%			4,437,648

Other Assets Less Liabilities (0.2)%			(7,558)

Net Assets 100.0%			$4,430,090

Seligman Smaller-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 99.9%
Aerospace and Defense 2.9%
Cubic	300,000	shs.	$6,492,000

Airlines 2.5%
Continental Airlines*	150,000		5,458,500

Biotechnology 4.0%
Keryx Biopharmaceuticals*	375,000		3,945,000
PDL BioPharma*	230,000		4,991,000
			8,936,000
Chemicals 6.9%
Cabot	75,000		3,579,750
Hercules*	340,000		6,643,600
Minerals Technologies	85,000		5,283,600
			15,506,950
Commercial Banks 1.9%
South Financial Group	175,000		4,326,000

Commercial Services and Supplies 9.5%
Brink's	90,000		5,710,500
Korn/Ferry International*	235,000		5,390,900
School Specialty*	115,000		4,152,650
Waste Connections*	202,500		6,062,850
			21,316,900
Communications Equipment 2.5%
F5 Networks*	85,000		5,667,800

Computers and Peripherals 1.6%
Hypercom*	600,000		3,576,000

Construction and Engineering 2.9%
Shaw Group*	210,000		6,566,700

Diversified Consumer Services 3.6%
Sotheby's Holdings (Class A)*	180,000		8,006,400

Electrical Equipment 3.1%
EnerSys*	276,900		4,757,142
Thomas & Betts*	46,500		2,270,130
			7,027,272
Electronic Equipment and Instruments 2.6%
Trimble Navigation*	220,000		5,904,800

Energy Equipment and Services 5.8%
Hanover Compressor*	310,000		6,897,500
Universal Compression Holdings*	90,000		6,091,200
			12,988,700
Food and Staples Retailing 2.4%
Central European Distribution*	185,000		5,385,350

Health Care Equipment and Supplies 1.8%
PolyMedica	95,000		4,021,350

Health Care Providers and Services 4.0%
HealthSouth*	203,500		4,275,535
WellCare Health Plans*	55,000		4,688,750
			8,964,285
Hotels, Restaurants and Leisure 6.7%
Landry's Restaurants	137,400		4,067,040
Penn National Gaming*	110,000		4,666,200
Ruby Tuesday	220,000		6,292,000
			15,025,240
Insurance 11.6%
Aspen Insurance Holdings	200,000		5,242,000
Endurance Specialty Holdings	116,000		4,145,840
Hanover Insurance Group	110,000		5,073,200
Infinity Property and Casualty	140,000		6,560,400
W.R. Berkley	150,000		4,968,000
			25,989,440
IT Services 2.1%
CACI International (Class A)*	100,000		4,686,000

Machinery 2.0%
Mueller Industries	145,000		4,364,500

Multiline Retail 2.1%
Fred's	320,000		4,704,000

Personal Products 1.9%
Herbalife*	110,000		4,310,900

Pharmaceuticals 2.0%
Par Pharmaceutical*	180,000		4,521,600

Semiconductors and Semiconductor Equipment 3.2%
Cypress Semiconductor*	275,000		5,101,250
Varian Semiconductor Equipment Associates*	39,300		2,097,834
			7,199,084
Software 2.4%
Quest Software*	325,000		5,287,750

Specialty Retail 7.9%
Claire's Stores	190,000		6,102,800
Coldwater Creek*	142,800		2,895,984
Guitar Center*	90,000		4,060,800
Pacific Sunwear of California*	225,000		4,686,750
			17,746,334
Total Common Stocks			223,979,855

Repurchase Agreement 0.2%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $493,193, collateralized by: $515,000 US Treasury Notes 3%, 11/15/2007, with a fair value of $514,485	$499,000		499,000
Total Investments 100.1%			224,478,855

Other Assets Less Liabilities (0.1)%			(130,861)

Net Assets 100.0%			$224,347,994

____________
*	Non-income producing security.
**	Current rate of step bond.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
‡	At March 31, 2007, these securities, with a value of $160,682, were held as collateral for the TBA securities.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2007.
##	This security pays a fixed rate for a stipulated number of years, after which it pays a floating interest rate.
ADR - American Depositary Receipts.
GDR - Global Depositary Receipts.
TBA - To-be-announced.

øø  The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes,  for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)
The principal amount of the notes plus or minus the lesser of A) the lowest return of the company’s or companies’ respective stock prices determined at maturity from the date of purchase of the notes, and B) the percent limit indicated below in parentheses:

(a)	SanDisk (+10%)
(b)	Amdocs, Boston Scientific and Palm (+10%)
(c)	Alcatel-Lucent, BEA Systems and Best Buy (+5%)
(d)	Yahoo! (+20%)
(e)	Marvell Technology Group (+20%)
(f)	Motorola, SanDisk and Yahoo! (+10%)
(g)	KLA-Tencor, Peabody Energy and Urban Outfitters (+10%)
(h)	BEA Systems, Sprint Nextel and Weatherford International (+10%)
(i)	Seagate Technology (+20%)
(j)	Archer-Daniels-Midland, Countrywide Financial and Foot Locker (+10%)
(k)	eBay (+20%)
(l)	Coldwater Creek, Comverse Technology and Halliburton (+10%)

(2)
A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes, or otherwise B) the principal amount of the notes:

(a)	Advanced Micro Devices, Alcoa and Bristol-Myers Squibb
(b)	Broadcom, Herbalife and Rite Aid
(c)	Corning, Las Vegas Sands and Smurfit-Stone Container

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2007

1.
Organization - Seligman Portfolios, Inc. (the “Fund”) consists of nine separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund’s investment manager believes it approximates fair value.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values.

3.
At March 31, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Total Unrealized Appreciation		Total Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Capital	$ 9,678,266	$ 1,051,086		$ 184,685		$ 866,401
Cash Management	11,230,624	—		—		—
Common Stock	7,016,692	531,564	*	243,209	*	288,355	*
Communications and Information	51,423,151	4,431,401		791,622	**	3,639,779	**
Global Technology	7,916,474	692,947		103,193	**	589,754	**
International Growth	3,609,530	636,364		34,524		601,840	**
Investment Grade	2,000,827	18,831		4,816		14,015
Large-Cap Value	3,177,978	1,342,847		83,177		1,259,670
Smaller-Cap Value	175,461,288	57,785,935		8,768,368		49,017,567

     __________
*	Includes the effect of options written.
**	Includes the effect of foreign currency translations.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	March 25, 2007

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.